Schedule H, Line 4i - Schedule of Assets (Held at End of Year)	12 Months Ended
Dec. 31, 2025
EBP 002
EBP, Schedule of Asset Held for Investment [Line Items]
Schedule H, Line 4i - Schedule of Assets (Held at End of Year)
Plan Number (PN): 002 EIN: 23-1099050

(a)	(b)	(c)	(d)	(e)
	Identity of Issuer, Borrower Lessor or Similar	Description of Investments Including Maturity Date,Rate of Interest, Collateral,Par or Maturity Value	Cost	Fair Value
	T Rowe Price Blue Chip Growth Fund I	Mutual fund	**	$182,469,929.00
	American Funds Europacific Growth– Class R6	Mutual fund	**	88,896,193
*	State Street Institutional Treasury Money Market Fund (Premier Share Class)	Money market fund	***	24,377,191
				295,743,313
	BlackRock Government Short Term Investment Fund	Common collective trust		256,422,883
*	State Street S&P 500 Index Non-Lending Series Fund (Class A)	Common collective trust	**	2,996,695,194
*	State Street US Bond Index Non-Lending Series Fund (Class A)	Common collective trust	**	577,596,173
*	State Street US Extended Market Index Non-Lending Series Fund (Class C)	Common collective trust	**	731,042,921
*	SSGA Global All cap Equity ex- US Index Fund (NL – Class A)	Common collective trust	**	998,776,049
	MetWest Total Return Bond Fund (CIT) Class C	Collective investment trust	**	100,890,239
	BlackRock Russell 2500 Alpha Tilts – Fund F	Common collective trust	**	397,921,908
	Vanguard Target Retirement Income Trust Select	Common collective trust	**	80,497,434
	Vanguard Target Retirement 2020 Trust Select	Common collective trust	**	105,979,815
	Vanguard Target Retirement 2025 Trust Select	Common collective trust	**	196,485,891
	Vanguard Target Retirement 2030 Trust Select	Common collective trust	**	399,259,026
	Vanguard Target Retirement 2035 Trust Select	Common collective trust	**	334,894,763
	Vanguard Target Retirement 2040 Trust Select	Common collective trust	**	399,866,354
	Vanguard Target Retirement 2045 Trust Select	Common collective trust	**	308,530,539
	Vanguard Target Retirement 2050 Trust Select	Common collective trust	**	231,187,933
	Vanguard Target Retirement 2055 Trust Select	Common collective trust	**	177,266,837
	Vanguard Target Retirement 2060 Trust Select	Common collective trust	**	123,865,341
	Vanguard Target Retirement 2065 Trust Select	Common collective trust	**	38,571,014
	Vanguard Target Retirement 2070 Trust Select	Common collective trust	**	8,454,837
				8,464,205,151

	ADOBE INC	Common stock	**	2,834,919
	AEGON LTD NY REG SHR	Common stock	**	2,484,933
	AIR PRODUCTS + CHEMICALS INC	Common stock	**	7,558,812
	ALNYLAM PHARMACEUTICALS INC	Common stock	**	2,306,370
	ALPHABET INC CL A	Common stock	**	15,900,400
	ALPHABET INC CL C	Common stock	**	10,731,960
	AMAZON.COM INC	Common stock	**	13,987,692
	AMERICAN ELECTRIC POWER	Common stock	**	3,240,211
	ANHEUSER BUSCH INBEV SPN ADR	Common stock	**	7,934,556
	AON PLC CLASS A	Common stock	**	6,387,128
	ARCHER DANIELS MIDLAND CO	Common stock	**	3,092,962
	ARTHUR J GALLAGHER + CO	Common stock	**	595,217
	AVANTOR INC	Common stock	**	4,189,776
	BAKER HUGHES CO	Common stock	**	6,899,310
	BANK OF NEW YORK MELLON CORP	Common stock	**	11,028,550
	BAXTER INTERNATIONAL INC	Common stock	**	3,713,073
	BIOMARIN PHARMACEUTICAL INC	Common stock	**	3,120,075
	BOOKING HOLDINGS INC	Common stock	**	9,398,605
	BRISTOL MYERS SQUIBB CO	Common stock	**	1,224,438
	BROOKFIELD CORP	Common stock	**	4,584,411
	CAPITAL ONE FINANCIAL CORP	Common stock	**	7,997,880
	CARRIER GLOBAL CORP	Common stock	**	2,694,840
	CELANESE CORP	Common stock	**	2,088,632
	CHARTER COMMUNICATIONS INC A	Common stock	**	9,936,500
	COGNIZANT TECH SOLUTIONS A	Common stock	**	4,946,800
	COMCAST CORP CLASS A	Common stock	**	11,292,442
	CONOCOPHILLIPS	Common stock	**	3,501,014

	CVS HEALTH CORP	Common stock	**	$16,514,609.00
	DOMINION ENERGY INC	Common stock	**	4,652,046
	ELANCO ANIMAL HEALTH INC	Common stock	**	6,277,562
	FEDEX CORP	Common stock	**	15,511,782
	FIDELITY NATIONAL INFO SERV	Common stock	**	10,746,582
	FIRST CITIZENS BCSHS CL A	Common stock	**	429,236
	FISERV INC	Common stock	**	10,538,973
	FORTIVE CORP	Common stock	**	9,799,775
	FOX CORP CLASS A	Common stock	**	1,519,856
	FOX CORP CLASS B	Common stock	**	3,246,500
	GAMING AND LEISURE PROPERTIE	Common stock	**	2,462,419
	GE HEALTHCARE TECHNOLOGY	Common stock	**	8,398,848
	GENERAL ELECTRIC	Common stock	**	5,174,904
	GILEAD SCIENCES INC	Common stock	**	11,733,944
*	GOLDMAN SACHS GROUP INC	Common stock	**	5,274,000
*	GSK PLC SPON ADR	Common stock	**	311,727,076
	HALEON PLC ADR	Common stock	**	5,409,801
	HP INC	Common stock	**	2,976,608
	HUMANA INC	Common stock	**	9,707,327
	IDEX CORP	Common stock	**	729,549
	INCYTE CORP	Common stock	**	4,365,634
	INTL FLAVORS + FRAGRANCES	Common stock	**	5,815,757
	JOHNSON CONTROLS INTERNATION	Common stock	**	20,165,900
	LPL FINANCIAL HOLDINGS INC	Common stock	**	4,643,210
	LYONDELLBASELL INDU CL A	Common stock	**	2,468,100
	MEDTRONIC PLC	Common stock	**	2,776,134
	META PLATFORMS INC CLASS A	Common stock	**	11,221,530
	METLIFE INC	Common stock	**	15,187,956
	MICROCHIP TECHNOLOGY INC	Common stock	**	1,280,772
	MICROSOFT CORP	Common stock	**	15,185,668
	MOLSON COORS BEVERAGE CO B	Common stock	**	3,276,936
	NEUROCRINE BIOSCIENCES INC	Common stock	**	3,049,345
	NEWS CORP CLASS A	Common stock	**	1,413,092
	NORFOLK SOUTHERN CORP	Common stock	**	11,346,696
	NOVARTIS AG SPONSORED ADR	Common stock	**	4,687,580
	OCCIDENTAL PETROLEUM CORP	Common stock	**	11,061,280
	RALLIANT CORP	Common stock	**	2,260,404
	REGENERON PHARMACEUTICALS	Common stock	**	11,578,050
	ROCHE HOLDINGS LTD SPONS ADR	Common stock	**	4,311,252
	RTX CORP	Common stock	**	25,419,240
	SANOFI ADR	Common stock	**	10,215,327
	SBA COMMUNICATIONS CORP	Common stock	**	7,369,683
	SCHWAB (CHARLES) CORP	Common stock	**	25,806,753
	STATE STREET CORP	Common stock	**	2,360,883
	SUN COMMUNITIES INC	Common stock	**	6,728,313
	T MOBILE US INC	Common stock	**	4,669,920
	TE CONNECTIVITY PLC	Common stock	**	9,327,910
	TELEDYNE TECHNOLOGIES INC	Common stock	**	3,319,745
	THE CIGNA GROUP	Common stock	**	10,073,420
	TRANSUNION	Common stock	**	2,598,225
	UNITEDHEALTH GROUP INC	Common stock	**	10,200,399
	VF CORP	Common stock	**	2,444,416
	WELLS FARGO + CO	Common stock	**	10,764,600
	WILLIS TOWERS WATSON PLC	Common stock	**	5,356,646
	ZIMMER BIOMET HOLDINGS INC	Common stock	**	6,860,896
				886,114,575

*	Synthetic GICs

*	Metropolitan Tower Life
	GSAM Stable Value Intermediate Core Fund (Class B Shares)	Common collective trust	***	$56,533,311.00
	Term Fund 2024	Limited Partnership Fund	***	637,373
	Term Fund 2025	Limited Partnership Fund	***	7,202,158
	Term Fund 2026	Limited Partnership Fund	***	7,345,071
	Term Fund 2027	Limited Partnership Fund	***	7,810,020
	Term Fund 2028	Limited Partnership Fund	***	5,598,257
	Metropolitan Tower Life Wrapper Contract	Wrapper Contract	***	4,460,067
	Metropolitan Tower Life 39865 Total			89,586,257

*	Prudential
	GSAM Stable Value Intermediate Core Fund (Class B Shares)	Common collective trust	***	58,015,786
	Term Fund 2024	Limited Partnership Fund	***	625,453
	Term Fund 2025	Limited Partnership Fund	***	7,150,257
	Term Fund 2026	Limited Partnership Fund	***	7,177,932
	Term Fund 2027	Limited Partnership Fund	***	7,615,295
	Term Fund 2028	Limited Partnership Fund	***	5,491,344
	Prudential Wrapper Contract	Wrapper Contract	***	4,494,517
	Prudential GA-62257 Total			90,570,584

*	Voya Financial
	GSAM Stable Value Intermediate Core Fund (Class B Shares)	Common collective trust	***	57,676,368
	Term Fund 2024	Limited Partnership Fund	***	636,914
	Term Fund 2025	Limited Partnership Fund	***	7,223,347
	Term Fund 2026	Limited Partnership Fund	***	7,242,417
	Term Fund 2027	Limited Partnership Fund	***	7,790,573
	Term Fund 2028	Limited Partnership Fund	***	5,593,566
	Voya Financial Wrapper Contract	Wrapper Contract	***	4,566,999
	Voya Financial 60545 Total			90,730,184

		Synthetic GICs Total	***	270,887,025

		Total Investments		9,916,950,064
*	Participant loans (interest rate 4.25%-9.5%;
	maturity 2026-2042)	Participant loans	**	28,453,564

*    Denotes a party-in-interest.
**    Historical cost information is not required for participant directed investments.
***    Investments are part of the Stable Value Fund. $7,649,460 of the State Street Institutional Treasury Money Market Fund is attributable to the Stable Value Fund.